Note 26 - Shareholders and Share Capital	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Shareholders [text block]
Note 26 Shareholders and share capital

The following table specifies the shareholders’ ownership interest:
	As of December 31,	As of December 31,
	2017	2018
Kunlun Tech Limited	33.33%	43.90%
Keeneyes Future Holding Inc.	21.67%	17.84%
Future Holding L.P.	12.50%	0.00%
Qifei International Development Co, Ltd	27.50%	21.38%
Golden Brick Capital Private Equity Fund I L.P.	5.00%	3.89%
Tospring Technology Ltd.	0.00%	3.81%
The Bank of New York Mellon (1)	0.00%	8.42%
IDG China Capital Fund III L.P.	0.00%	0.73%
IDG China Capital III Investors L.P.	0.00%	0.04%
	100.00%	100.00%

(1)	The Bank of New York Mellon holds shares as the depository bank for the Group’s ADSs listed on Nasdaq.

Distributions

In 2018, the Group repurchased 728,912 ADSs for a total cost of US$4,875 thousand. The Group has not paid any cash dividends. See Note 18 for more information.

Share capital

As of
December 31, 2018,
Opera Limited, the Group’s parent, had
218,661,519
outstanding ordinary shares, each with a par value of
US$0.0001.
Total amount of shares authorized for issue was
500,000,000.
As of
December 31, 2018,
the Group had acquired
1,457,824
ordinary shares under its share repurchase program. Each ADS represents two
ordinary shares in the parent.